INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefit [Abstract]
Unrecognized tax benefits balance, beginning of year	$ 10,279	$ 10,470
Decreases for tax positions of prior years	(1,815)	(1,692)
Increases for tax positions of current year	1,244	1,452
Foreign currency impact	87	49
Unrecognized tax benefits balance, end of year	9,795	10,279
Maximum possible decrease in unrecognized tax benefits	2,200	2,600
Interest and penalties	0	100
Other losses and deductible temporary differences in various tax jurisdictions	330,700	285,500
Carryforwards of Canadian capital loss	140,900	140,500
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 253,900	$ 194,700